Net Income Attributable to Canon Inc. Shareholders per Share	12 Months Ended
Dec. 31, 2016
Net Income Attributable to Canon Inc. Shareholders per Share
16.	Net Income Attributable to Canon Inc. Shareholders per Share

A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2016	2015	2014
	(Millions of yen)
Net income attributable to Canon Inc.	150,650	220,209	254,797

	(Number of shares)
Average common shares outstanding	1,092,070,680	1,092,017,955	1,112,509,931
Effect of dilutive securities:
Stock options	—	34,931	4,393

Diluted common shares outstanding	1,092,070,680	1,092,052,886	1,112,514,324

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	137.95	201.65	229.03
Diluted	137.95	201.65	229.03

The computation of diluted net income attributable to Canon Inc. shareholders per share for the year ended December 31, 2016 excludes outstanding stock options because the effect would be anti-dilutive. The computation of diluted net income attributable to Canon Inc. shareholders per share for the years ended December 31, 2015 and 2014 excludes certain outstanding stock options because the effect would be anti-dilutive.